Segment information and revenue from contracts with customers - Additional Information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2019 EUR (€) customer	Dec. 31, 2018 EUR (€) customer	Dec. 31, 2017 EUR (€) customer	Jan. 01, 2019 EUR (€)
Segment information and revenue from contracts with customers
Property, plant and equipment	€ 8,376	€ 39,115
Right-of-use assets	24,932			€ 5,767
Share issue related cost	1,092	0	€ 0
Real Estate Transfer Tax Expenses	1,200	0	0
Revenue from contracts with customers	48,780	40,478	31,689
Provision for expected credit losses on contract assets	8	2
Revenues recognized for contract liabilities	230	464
Aggregate amount of transaction price allocated to performance obligations	1,430	0
Later than one year and not later than three years
Segment information and revenue from contracts with customers
Aggregate amount of transaction price allocated to performance obligations	230
Later than three years
Segment information and revenue from contracts with customers
Aggregate amount of transaction price allocated to performance obligations	1,200
-United States
Segment information and revenue from contracts with customers
Property, plant and equipment	286	718
Right-of-use assets	1,042	0
Revenue from contracts with customers	€ 22,778	€ 17,296	€ 13,482
Pharmaceutical Partner
Segment information and revenue from contracts with customers
Number of customer in group | customer	1	1	1
Revenue contributed by one pharmaceutical partner, as a percentage of Group's total revenues	24.30%	27.30%	37.70%
Revenue from contracts with customers	€ 1,930	€ 4,000	€ 0